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                                    Letterhead of
                     The American Franklin Life Insurance Company
                                  #1 Franklin Square
                             Springfield, Illinois  62713
                                    (217) 528-2011


                                   May 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          RE: Separate Account VUL-2 of The American Franklin Life Insurance Company (1933 Act Registration No. 33-77470)

Ladies and Gentlemen:

     On behalf of Separate Account VUL-2 of The American Franklin Life Insurance Company, a registered investment company (the "Fund"), and in lieu of filing the Fund's Prospectus under Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of Prospectus that would have been filed under Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form S-6, which was filed electronically with the Securities and Exchange Commission on April 30, 1998.

     If you have any questions about this filing, please contact the undersigned at (800) 528-2011, extension 2759.

                                   Very truly yours,

                                   /s/ Elizabeth E. Arthur

                                   Elizabeth E. Arthur
                                   Assistant Secretary



VIA EDGAR